Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net loss	$ (719)	$ (891)
Other comprehensive income (loss):
Foreign currency translation adjustment	8	(87)
Total comprehensive loss	$ (711)	$ (978)